Share-based Payments (Details) - Schedule of performance rights outstanding	12 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	10,050,000
6 Nov 2020 [Member]
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	50,000
Expiry Date	Nov. 06, 2026
Fair Value per Right at Grant Date | $ / shares	$ 0.85
Vesting	Vested, not exercised
11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	2,000,000
Expiry Date	Dec. 16, 2025
Fair Value per Right at Grant Date | $ / shares	$ 0.68
Vesting	Vested, not exercised
11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	2,000,000
Expiry Date	Dec. 16, 2025
Fair Value per Right at Grant Date | $ / shares	$ 0.79
Vesting	Vested, not exercised
11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	2,000,000
Expiry Date	Dec. 16, 2025
Fair Value per Right at Grant Date | $ / shares	$ 0.85
Vesting	Vested, not exercised
11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	2,000,000
Expiry Date	Dec. 16, 2025
Fair Value per Right at Grant Date | $ / shares	$ 0.9
Vesting	Vested, not exercised
11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of performance rights outstanding [Line Items]
No of Rights	2,000,000
Expiry Date	Dec. 16, 2025
Fair Value per Right at Grant Date | $ / shares	$ 0.93
Vesting	Vested, not exercised